UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      Managing Member
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          November 12, 2012
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   33
                                                     ------------

Form 13F Information Table Value Total:              $  421,093
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/     SH/PUT/INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP NO   (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE       SHARED     NONE
Agilent Technologie     COM          00846U101   4229269           109994SH      SOLE          109994        0         0
Albemarle               COM          012653101   6443291           122310SH      SOLE          122310        0         0
Big Lots                COM          089302103   5188953           175421SH      SOLE          175421        0         0
CIT Group               COM           125581801 18357828           466053SH      SOLE          466053        0         0
CareFusion Corporat     COM          14170T101  11793689           415417SH      SOLE          415417        0         0
Carter's                COM           146229109 18519345           343970SH      SOLE          343970        0         0
Chart Industries        COM          16115Q308  13898422           188198SH      SOLE          188198        0         0
Covanta Holdings        COM          22282E102  14063976           819579SH      SOLE          819579        0         0
Denbury Resources       COM           247916208 10453694           646887SH      SOLE          646887        0         0
Euronet Worldwide       COM           298736109  6578398           350101SH      SOLE          350101        0         0
General Cable           COM           369300108 10710273           364543SH      SOLE          364543        0         0
HCC Insurance Holdi     COM           404132102 18574635           548086SH      SOLE          548086        0         0
Hexcel                  COM           428291108 16425116           683810SH      SOLE          683810        0         0
Host Hotels & Resor     COM          44107P104  14224987           886292SH      SOLE          886292        0         0
IDEX Corporation        COM          45167R104  11328108           271202SH      SOLE          271202        0         0
Jacobs Engineering      COM           469814107 13322130           329511SH      SOLE          329511        0         0
Key Energy Services     COM           492914106  4275684           610812SH      SOLE          610812        0         0
Kinder Morgan Energ     COM           494550106  5038110            61068SH      SOLE           61068        0         0
Kinder Morgan Manag     COM          49455U100   9664661           126501SH      SOLE          126501        0         0
Kroger                  COM           501044101 17842520           757966SH      SOLE          757966        0         0
Neustar                 COM          64126X201  21320298           532608SH      SOLE          532608        0         0
PVH Corp                COM           693656100 13895208           148263SH      SOLE          148263        0         0
PartnerRe               COM          G6852T105  15872002           213678SH      SOLE          213678        0         0
Pioneer Natural Res     COM           723787107 13128718           125754SH      SOLE          125754        0         0
Reliance Steel & Al     COM           759509102 14805156           282811SH      SOLE          282811        0         0
Roper Industries        COM           776696106 10287352            93615SH      SOLE           93615        0         0
Ross Stores             COM           778296103 17718587           274324SH      SOLE          274324        0         0
SEI Investments         COM           784117103 11494927           536144SH      SOLE          536144        0         0
Valeant Pharma Int'     COM          91911K102  18621237           336914SH      SOLE          336914        0         0
Wabtec                  COM           929740108 14522293           180873SH      SOLE          180873        0         0
Waddell & Reed Fina     COM           930059100 13400833           408936SH      SOLE          408936        0         0
Weatherford Interna     COM          H27013103   9759340           769664SH      SOLE          769664        0         0
Western Union           COM           959802109 15333897           841597SH      SOLE          841597        0         0

                                               421092937